Submission	Nov. 14, 2024
Submission [Line Items]
Central Index Key	0000721371
Registrant Name	CARDINAL HEALTH INC
Registration File Number	333-268237
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES